Consolidated Statements of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net revenues:
Advertising services	$ 147,833	894,937	592,622	379,666
Dealer subscription services	53,126	321,611	139,898	53,523
Total net revenues	200,959	1,216,548	732,520	433,189
Cost of revenues	(41,666)	(252,236)	(178,240)	(130,565)
Gross profit	159,293	964,312	554,280	302,624
Operating expenses:
Sales and marketing expenses	(40,509)	(245,228)	(129,796)	(67,500)
General and administrative expenses	(13,633)	(82,529)	(83,153)	(46,547)
Product development expenses	(13,488)	(81,651)	(42,865)	(16,459)
Operating profit	91,663	554,904	298,466	172,118
Interest income	1,831	11,082	5,093	1,167
Interest expense	(68)	(414)
Other income, net	476	2,884	310	509
Income before income taxes	93,902	568,456	303,869	173,794
Income tax expense	(18,550)	(112,294)	(90,988)	(38,348)
Income from continuing operations	75,352	456,162	212,881	135,446
Loss from discontinued operations	0	0	0	(4,182)
Net income	75,352	456,162	212,881	131,264
Earnings per share for ordinary share:
Basic	$ 0.75	4.57	2.13	1.31
Diluted	$ 0.72	4.37	2.12	1.31
Shares used in earnings per share computation:
Basic			100,000,000	100,000,000
Diluted			100,650,652	100,189,928
Foreign currency translation adjustments	232	1,403	583
Comprehensive income	$ 75,584	457,565	213,464	131,264